Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing [Abstract]
Beginning balance	¥ 32,364	¥ 31,068	¥ 31,572	¥ 28,756
Increase mainly from loans sold with servicing retained	2,253	2,038	6,354	4,696
Decrease mainly from amortization	(1,339)	(1,193)	(3,764)	(3,526)
Increase (Decrease) from the effects of changes in foreign exchange rates	496	(717)	(388)	1,270
Ending balance	¥ 33,774	¥ 31,196	¥ 33,774	¥ 31,196